Equity-based Compensation - Assumptions Used in Calculating Fair Value of Options (Detail) - $ / shares		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2021
ESPP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	[1],[2]	5.46%
Expected life of stock options	[2],[3]	6 months
Expected volatility	[2],[4]	18.40%
Expected dividend yield	[2],[5]	1.84%
Fair value per option	[2]	$ 19.35
Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	[1],[2]		0.30%
Expected life of stock options	[2],[3]		4 years 6 months
Expected volatility	[2],[4]		21.30%
Expected dividend yield	[2],[5]		2.22%
Fair value per option	[2]		$ 7.82

[1]	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options and ESPP.
[2]	There were no stock options grants during fiscal years 2023 and 2022, and the above stock option weighted average assumptions were applicable when calculating the fair value of options granted in fiscal year 2021.
[3]	Expected life of stock options is based upon historical experience. Expected life of ESPP is based upon the purchase period.
[4]	Expected volatility is based on blended volatility
[5]	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts